                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01792

                              Van Kampen Pace Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/06

Item 1. Report to Shareholders.

The Fund's Semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Pace Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I [AND R] SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/06

                            A SHARES              B SHARES              C SHARES           I SHARES
                          since 7/22/69         since 1/10/92         since 8/27/93      since 8/12/05
------------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
                                    5.75%                 5.00%                 1.00%
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES   W/SALES     W/O SALES
TOTAL RETURNS           CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES      CHARGES

Since Inception         10.53%     10.35%      6.46%      6.46%      6.26%      6.26%       10.44%

10-year                  4.41       3.79       3.78       3.78       3.64       3.64           --

5-year                   3.01       1.80       2.21       1.94       2.23       2.23           --

1-year                   3.61      -2.33       2.76      -2.24       2.85       1.85         3.89

6-month                  7.27       1.11       6.77       1.77       6.85       5.85         7.35
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares 10 years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2006

MARKET CONDITIONS

Despite volatile conditions, equity markets advanced for the six months ended December 31, 2006. The period began with the markets significantly down due to sell-offs following the Federal Open Market Committee's (the "Fed") 16(th) and 17(th) consecutive federal funds target rate increases. Investors remained pessimistic through July as oil prices surged to new historic highs, geopolitical conflicts flared up in the Middle East and North Korea, and reported second quarter GDP growth data was lower than expected. However, by August the markets once again entered positive territory. The Fed stopped raising the target federal funds rate following its June 29(th) meeting, and left the rate unchanged for the remainder of its policy meetings in 2006. By autumn, energy prices were still elevated but receded from the record high. For the most part, reported corporate earnings were better than expected, company balance sheets were healthy, and the exceptionally strong pace of merger and acquisition activity that began in 2005 continued into 2006. Although economic growth was clearly moderating--second quarter GDP growth was revised lower, and third quarter GDP data was lower than anticipated--and housing data continued to decline, the immediate threat of recession subsided and a "soft landing" seemed more possible.

For the six months ended December 31, 2006, value stocks outperformed growth stocks, continuing a recent trend. For this same period, large-capitalization securities, in which the fund invests, outpaced both mid-cap and small-cap stocks.

PERFORMANCE ANALYSIS

The fund returned 7.27 percent for the six months ended December 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell 1000(R) Growth Index, returned 10.10 percent for the period.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2006

-------------------------------------------------------------------
                                              RUSSELL 1000(R)
      CLASS A   CLASS B   CLASS C   CLASS I    GROWTH INDEX

       7.27%     6.77%     6.85%     7.35%         10.10%
-------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The fund underperformed the Russell 1000 Growth Index due to stock selection and sector decisions. For the period, the sectors that contributed the least to performance were the consumer discretionary, autos and transportation, and technology sectors. Within the consumer discretionary sector, stock selection in education services, retail stores and consumer electronics, along with an overweight allocation, served as the largest detractor to overall returns. However, investment in textiles apparel manufacturers, radio and television broadcasters, as well as hotel/motel holdings, did help to mitigate the unfavorable performance. Holdings in transportation and logistics companies within the autos and transportation sector performed poorly for the six-month period. In the technology sector, an overweight allocation and stock selection in computer services software firms, computer technology companies, and wireless technology companies proved disadvantageous.

Despite these lags on performance, there were several areas of strength for the fund. Among these was materials and processing sector, where a single holding in agriculture fishing and ranching added significantly to relative returns. Stock selection within the multi-industry sector, which includes conglomerates, also positively contributed to performance. Furthermore, in the utilities sector, stock selection in wireless companies proved beneficial.

At the close of the period, consumer discretionary represented the largest sector weight and overweight in the portfolio, followed by the financial services and multi-industry sectors. The financial services sector was underweight and the multi-industry sector was overweight relative to the Russell 1000 Growth Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDINGS AS OF 12/31/06
Google, Inc., Class A                                             5.9%
Brookfield Asset Management, Inc., Class A                        5.5
Monsanto Co.                                                      5.4
eBay, Inc.                                                        5.1
Sears Holdings Corp.                                              4.9
Ultra Petroleum Corp.                                             3.6
American Express Co.                                              3.6
Yahoo!, Inc.                                                      3.4
Grupo Televisa SA--ADR                                            3.3
Marriott International, Inc., Class A                             3.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/06
Internet Software & Services                                     14.4%
Real Estate Management & Development                              5.5
Fertilizers & Agricultural Chemicals                              5.4
Department Stores                                                 4.9
Wireless Telecommunication Services                               4.5
Specialized Finance                                               4.3
Oil & Gas Exploration & Production                                3.6
Consumer Finance                                                  3.6
Broadcasting & Cable TV                                           3.3
Hotels, Resorts & Cruise Lines                                    3.3
Internet Retail                                                   3.2
Property & Casualty Insurance                                     3.2
Casinos & Gaming                                                  3.2
Air Freight & Logistics                                           3.1
Data Processing & Outsourced Services                             3.1
Hypermarkets & Super Centers                                      3.1
Diversified Commercial & Professional Services                    2.4
Apparel Retail                                                    2.0
Publishing                                                        1.8
Computer Hardware                                                 1.8
Managed Health Care                                               1.6
Home Improvement Retail                                           1.6
Human Resource & Employment Services                              1.6
Restaurants                                                       1.6
Packaged Foods & Meats                                            1.5
Apparel, Accessories & Luxury Goods                               1.5
Soft Drinks                                                       1.5
Construction Materials                                            1.5
Environmental & Facilities Services                               1.5
Biotechnology                                                     1.3
Health Care Supplies                                              1.3

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/06
                                       (continued from previous page)
Home Entertainment Software                                       1.3
Semiconductors                                                    1.1
                                                                -----
Total Long-Term Investments                                      98.6
Total Repurchase Agreements                                       1.6
                                                                -----
Total Investments                                               100.2
Liabilities in Excess of Other Assets                            (0.2)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B, Class C and Class I Shares and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  7/1/06          12/31/06       7/1/06-12/31/06
Class A
  Actual.....................................    $1,000.00        $1,072.69           $5.02
  Hypothetical...............................     1,000.00         1,020.31            4.89
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,067.69            9.02
  Hypothetical...............................     1,000.00         1,016.51            8.79
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,068.51            9.02
  Hypothetical...............................     1,000.00         1,016.51            8.79
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,073.46            3.76
  Hypothetical...............................     1,000.00         1,021.51            3.67
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, 1.73%, 1.73%, and 0.72% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.
 8

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  98.6%
AIR FREIGHT & LOGISTICS  3.1%
C.H. Robinson Worldwide, Inc. ..............................    513,985    $   21,016,847
Expeditors International of Washington, Inc. ...............    585,521        23,713,600
                                                                           --------------
                                                                               44,730,447
                                                                           --------------
APPAREL, ACCESSORIES & LUXURY GOODS  1.5%
Coach, Inc. (a).............................................    511,739        21,984,307
                                                                           --------------

APPAREL RETAIL  2.0%
Abercrombie & Fitch Co., Class A............................    408,105        28,416,351
                                                                           --------------

BIOTECHNOLOGY  1.3%
Genentech, Inc. (a).........................................    240,496        19,511,441
                                                                           --------------

BROADCASTING & CABLE TV  3.3%
Grupo Televisa SA--ADR (Mexico).............................  1,778,821        48,045,955
                                                                           --------------

CASINOS & GAMING  3.2%
International Game Technology...............................    501,045        23,148,279
Wynn Resorts, Ltd. (a)......................................    237,657        22,304,110
                                                                           --------------
                                                                               45,452,389
                                                                           --------------
COMPUTER HARDWARE  1.8%
Apple Computer, Inc. (a)....................................    298,370        25,313,711
                                                                           --------------

CONSTRUCTION MATERIALS  1.5%
Cemex SA de CV--ADR (Mexico)................................    636,266        21,556,692
                                                                           --------------

CONSUMER FINANCE  3.6%
American Express Co. .......................................    849,107        51,515,322
                                                                           --------------

DATA PROCESSING & OUTSOURCED SERVICES  3.1%
Iron Mountain, Inc. (a).....................................    532,086        21,996,435
Western Union Co. ..........................................  1,006,095        22,556,650
                                                                           --------------
                                                                               44,553,085
                                                                           --------------
DEPARTMENT STORES  4.9%
Sears Holdings Corp. (a)....................................    417,945        70,185,504
                                                                           --------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  2.4%
Corporate Executive Board Co. ..............................    400,663        35,138,145
                                                                           --------------

ENVIRONMENTAL & FACILITIES SERVICES  1.5%
Waste Management, Inc. .....................................    574,413        21,121,166
                                                                           --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  5.4%
Monsanto Co. ...............................................  1,490,957        78,319,971
                                                                           --------------

See Notes to Financial Statements                                              9

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
HEALTH CARE SUPPLIES  1.3%
Dade Behring Holdings, Inc. ................................    486,279    $   19,358,767
                                                                           --------------

HOME ENTERTAINMENT SOFTWARE  1.3%
Electronic Arts, Inc. (a)...................................    372,834        18,775,920
                                                                           --------------

HOME IMPROVEMENT RETAIL  1.6%
Home Depot, Inc. ...........................................    586,139        23,539,342
                                                                           --------------

HOTELS, RESORTS & CRUISE LINES  3.3%
Marriott International, Inc., Class A.......................    993,841        47,426,093
                                                                           --------------

HUMAN RESOURCE & EMPLOYMENT SERVICES  1.6%
Monster Worldwide, Inc. (a).................................    484,820        22,612,005
                                                                           --------------

HYPERMARKETS & SUPER CENTERS  3.1%
Costco Wholesale Corp. .....................................    833,544        44,069,471
                                                                           --------------

INTERNET RETAIL  3.2%
Amazon.com, Inc. (a)........................................  1,159,781        45,764,958
                                                                           --------------

INTERNET SOFTWARE & SERVICES  14.4%
eBay, Inc. (a)..............................................  2,446,213        73,557,625
Google, Inc., Class A (a)...................................    185,364        85,356,415
Yahoo!, Inc. (a)............................................  1,915,077        48,911,066
                                                                           --------------
                                                                              207,825,106
                                                                           --------------
MANAGED HEALTH CARE  1.6%
UnitedHealth Group, Inc. ...................................    440,225        23,653,289
                                                                           --------------

OIL & GAS EXPLORATION & PRODUCTION  3.6%
Ultra Petroleum Corp. (Canada) (a)..........................  1,092,633        52,173,226
                                                                           --------------

PACKAGED FOODS & MEATS  1.5%
Nestle SA--ADR (Switzerland)................................    248,541        22,040,268
                                                                           --------------

PROPERTY & CASUALTY INSURANCE  3.2%
Berkshire Hathaway, Inc., Class B (a).......................     12,466        45,700,356
                                                                           --------------

PUBLISHING  1.8%
McGraw-Hill Co., Inc. ......................................    375,234        25,523,417
                                                                           --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  5.5%
Brookfield Asset Management, Inc., Class A (Canada).........  1,643,277        79,173,086
                                                                           --------------

RESTAURANTS  1.6%
McDonald's Corp. ...........................................    505,245        22,397,511
                                                                           --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
SEMICONDUCTORS  1.1%
Marvell Technology Group Ltd. (Bermuda) (a).................    841,164    $   16,141,937
                                                                           --------------

SOFT DRINKS  1.5%
Coca-Cola Co. ..............................................    447,669        21,600,029
                                                                           --------------

SPECIALIZED FINANCE  4.3%
Chicago Mercantile Exchange Holdings, Inc. .................     39,103        19,932,754
Moody's Corp. ..............................................    613,957        42,399,871
                                                                           --------------
                                                                               62,332,625
                                                                           --------------
WIRELESS TELECOMMUNICATION SERVICES  4.5%
America Movil SA de CV, Ser L--ADR (Mexico).................  1,034,632        46,786,059
Crown Castle International Corp. (a)........................    565,554        18,267,394
                                                                           --------------
                                                                               65,053,453
                                                                           --------------

TOTAL LONG-TERM INVESTMENTS  98.6%
  (Cost $1,169,323,432).................................................    1,421,005,345
                                                                           --------------

REPURCHASE AGREEMENTS  1.6%
Citigroup Global Markets, Inc. ($4,672,305 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.23%, dated 12/29/06, to be sold on 01/02/07 at $4,675,020)..........        4,672,305
State Street Bank & Trust Co. ($18,195,695 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.08%, dated 12/29/06, to be sold on 01/02/07 at $18,205,965).........       18,195,695
                                                                           --------------

TOTAL REPURCHASE AGREEMENTS  1.6%
  (Cost $22,868,000)....................................................       22,868,000
                                                                           --------------

TOTAL INVESTMENTS  100.2%
  (Cost $1,192,191,432).................................................    1,443,873,345
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)...........................       (3,122,305)
                                                                           --------------

NET ASSETS  100.0%......................................................   $1,440,751,040
                                                                           ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             11

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $1,192,191,432).....................  $1,443,873,345
Cash........................................................             620
Receivables:
  Fund Shares Sold..........................................         231,561
  Dividends.................................................         219,768
  Interest..................................................           9,739
Other.......................................................         532,057
                                                              --------------
    Total Assets............................................   1,444,867,090
                                                              --------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       1,989,815
  Distributor and Affiliates................................         738,130
  Investment Advisory Fee...................................         601,670
Trustees' Deferred Compensation and Retirement Plans........         453,371
Accrued Expenses............................................         333,064
                                                              --------------
    Total Liabilities.......................................       4,116,050
                                                              --------------
NET ASSETS..................................................  $1,440,751,040
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $1,375,670,255
Net Unrealized Appreciation.................................     251,681,913
Accumulated Net Investment Loss.............................      (3,003,669)
Accumulated Net Realized Loss...............................    (183,597,459)
                                                              --------------
NET ASSETS..................................................  $1,440,751,040
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,381,542,104 and 126,525,368 shares of
    beneficial interest issued and outstanding).............  $        10.92
    Maximum sales charge (5.75%* of offering price).........            0.67
                                                              --------------
    Maximum offering price to public........................  $        11.59
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $49,397,868 and 4,743,990 shares of
    beneficial interest issued and outstanding).............  $        10.41
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $7,536,387 and 721,362 shares of
    beneficial interest issued and outstanding).............  $        10.45
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,274,681 and 207,553 shares of
    beneficial interest issued and outstanding).............  $        10.96
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $83,998).....  $  3,940,905
Interest....................................................       538,379
                                                              ------------
  Total Income..............................................     4,479,284
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,465,612
Distribution (12b-1) and Service Fees
  Class A...................................................     1,662,029
  Class B...................................................       255,933
  Class C...................................................        39,271
Transfer Agent Fees.........................................     1,329,250
Accounting and Administrative Expenses......................        96,188
Reports to Shareholders.....................................        77,780
Professional Fees...........................................        51,534
Registration Fees...........................................        45,723
Custody.....................................................        33,610
Trustees' Fees and Related Expenses.........................        29,895
Other.......................................................        28,911
                                                              ------------
    Total Expenses..........................................     7,115,736
    Less Credits Earned on Cash Balances....................        35,088
                                                              ------------
    Net Expenses............................................     7,080,648
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (2,601,364)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(14,542,075)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   135,463,179
  End of the Period.........................................   251,681,913
                                                              ------------
Net Unrealized Appreciation During the Period...............   116,218,734
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $101,676,659
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 99,075,295
                                                              ============

See Notes to Financial Statements                                             13

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE            FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                        DECEMBER 31, 2006    JUNE 30, 2006
                                                        -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................   $   (2,601,364)     $   (3,995,948)
Net Realized Gain/Loss................................      (14,542,075)        129,070,729
Net Unrealized Appreciation During the Period.........      116,218,734          36,356,431
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       99,075,295         161,431,212
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       29,931,895         150,901,530
Cost of Shares Repurchased............................     (128,976,901)       (264,522,025)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      (99,045,006)       (113,620,495)
                                                         --------------      --------------
TOTAL INCREASE IN NET ASSETS..........................           30,289          47,810,717
NET ASSETS:
Beginning of the Period...............................    1,440,720,751       1,392,910,034
                                                         --------------      --------------
End of the Period (Including accumulated net
  investment loss of $3,003,669 and $402,305,
  respectively).......................................   $1,440,751,040      $1,440,720,751
                                                         ==============      ==============

 14                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS
                               ENDED                              YEAR ENDED JUNE 30,
CLASS A SHARES                DEC. 31,      ---------------------------------------------------------------
                                2006          2006          2005         2004             2003       2002
                             ------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............  $  10.18      $   9.13      $   8.75     $   7.81         $   8.08   $  10.09
                              --------      --------      --------     --------         --------   --------
  Net Investment
    Income/Loss.............     (0.02)(b)     (0.02)(b)      0.02(b)       -0-(b)(c)       0.03       0.03
  Net Realized and
    Unrealized Gain/Loss....      0.76          1.07          0.39         0.96            (0.28)     (2.00)
                              --------      --------      --------     --------         --------   --------
Total from Investment
  Operations................      0.74          1.05          0.41         0.96            (0.25)     (1.97)
Less:
  Distributions from Net
    Investment Income.......       -0-           -0-          0.03         0.02             0.02       0.04
                              --------      --------      --------     --------         --------   --------
NET ASSET VALUE, END OF THE
  PERIOD....................  $  10.92      $  10.18      $   9.13     $   8.75         $   7.81   $   8.08
                              ========      ========      ========     ========         ========   ========

Total Return (a)............     7.27%*       11.50%         4.65%       12.32%           -3.10%    -19.57%
Net Assets at End of the
  Period (In millions)......  $1,381.5      $1,379.3      $1,353.6     $1,515.6         $1,530.3   $1,798.4
Ratio of Expenses to Average
  Net Assets................     0.96%         0.96%         0.99%        0.98%            1.00%      0.92%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets....................    (0.33%)       (0.24%)        0.20%        0.05%            0.32%      0.33%
Portfolio Turnover..........       20%*          70%          154%         171%              48%        93%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) Amount is less than $0.01 per share.

See Notes to Financial Statements                                             15

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                        YEAR ENDED JUNE 30,
CLASS B SHARES                 DEC. 31,    -------------------------------------------------------
                                 2006       2006        2005        2004        2003        2002
                              --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................   $ 9.75     $ 8.81      $ 8.48      $ 7.61      $ 7.91      $  9.91
                                ------     ------      ------      ------      ------      -------
  Net Investment Loss........    (0.06)(b)  (0.09)(b)   (0.05)(b)   (0.06)(b)   (0.04)       (0.04)
  Net Realized and Unrealized
    Gain/Loss................     0.72       1.03        0.38        0.93       (0.26)       (1.96)
                                ------     ------      ------      ------      ------      -------
Total from Investment
  Operations.................     0.66       0.94        0.33        0.87       (0.30)       (2.00)
                                ------     ------      ------      ------      ------      -------
NET ASSET VALUE, END OF THE
  PERIOD.....................   $10.41     $ 9.75      $ 8.81      $ 8.48      $ 7.61      $  7.91
                                ======     ======      ======      ======      ======      =======

Total Return (a).............    6.77%*    10.67%(c)    3.89%      11.43%      -3.79%      -20.18%
Net Assets at End of the
  Period (In millions).......   $ 49.4     $ 51.5      $ 34.7      $ 50.5      $ 49.3      $  58.3
Ratio of Expenses to Average
  Net Assets.................    1.73%      1.66%(c)    1.76%       1.74%       1.76%        1.68%
Ratio of Net Investment Loss
  to Average Net Assets......   (1.10%)    (0.91%)(c)  (0.57%)     (0.71%)     (0.44%)      (0.43%)
Portfolio Turnover...........      20%*       70%        154%        171%         48%          93%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5% charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 6).

 16                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                       YEAR ENDED JUNE 30,
CLASS C SHARES                 DEC. 31,    -----------------------------------------------------
                                 2006       2006        2005        2004        2003      2002
                              ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................   $ 9.78     $ 8.84      $ 8.51      $ 7.63      $ 7.94    $  9.94
                                ------     ------      ------      ------      ------    -------
  Net Investment Loss........    (0.05)(b)  (0.10)(b)   (0.05)(b)   (0.06)(b)   (0.05)     (0.04)
  Net Realized and Unrealized
    Gain/Loss................     0.72       1.04        0.38        0.94       (0.26)     (1.96)
                                ------     ------      ------      ------      ------    -------
Total from Investment
  Operations.................     0.67       0.94        0.33        0.88       (0.31)     (2.00)
                                ------     ------      ------      ------      ------    -------
NET ASSET VALUE, END OF THE
  PERIOD.....................   $10.45     $ 9.78      $ 8.84      $ 8.51      $ 7.63    $  7.94
                                ======     ======      ======      ======      ======    =======

Total Return (a).............    6.85%*    10.63%       3.88%      11.53%      -3.90%    -20.12%
Net Assets at End of the
  Period (In millions).......   $  7.5     $  9.3      $  4.7      $  8.1      $  6.4    $   7.7
Ratio of Expenses to Average
  Net Assets.................    1.73%      1.72%       1.76%       1.74%       1.76%      1.68%
Ratio of Net Investment Loss
  to Average Net Assets......   (1.10%)    (0.97%)     (0.57%)     (0.71%)     (0.44%)    (0.43%)
Portfolio Turnover...........      20%*       70%        154%        171%         48%        93%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             17

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            AUGUST 12, 2005
                                                          SIX MONTHS        (COMMENCEMENT OF
CLASS I SHARES                                               ENDED           OPERATIONS) TO
                                                       DECEMBER 31, 2006     JUNE 30, 2006
                                                       -------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD..............      $10.21               $ 9.55
                                                            ------               ------
  Net Investment Income (a)...........................         -0-(b)               -0-(b)
  Net Realized and Unrealized Gain....................        0.75                 0.66
                                                            ------               ------
Total from Investment Operations......................        0.75                 0.66
                                                            ------               ------
NET ASSET VALUE, END OF THE PERIOD....................      $10.96               $10.21
                                                            ======               ======

Total Return (c)*.....................................       7.35%                6.91%
Net Assets at End of the Period (In millions).........      $  2.3               $  0.6
Ratio of Expenses to Average Net Assets...............       0.72%                0.73%
Ratio of Net Investment Loss to Average Net Assets....      (0.07%)              (0.05%)
Portfolio Turnover....................................         20%*                 70%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Pace Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth by investing principally in common stock. The Fund commenced investment operations on July 22, 1969. The Fund offers Class A shares, Class B shares, Class C shares, Class I shares, and Class R shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class. There were no sales of Class R shares for the period ended December 31, 2006.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the investment is earned or capital gains are recorded.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $104,214,026. At June 30, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $166,919,490, which will expire according to the following schedule.

AMOUNT                                                         EXPIRATION
$166,919,490................................................  June 30, 2011

    At December 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,193,005,829
                                                              ==============
Gross tax unrealized appreciation...........................  $  292,098,036
Gross tax unrealized depreciation...........................     (41,230,520)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  250,867,516
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of gains on futures transactions are included in ordinary income for tax purposes.

    There were no taxable distributions paid during the year ended June 30, 2006.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended December 31, 2006, the Fund's custody because of reclass was reduced by $35,088 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gains and losses on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of the foreign currency and the amount realized between trade date and settlement date on security transactions. Income and expenses are translated at rates prevailing when accrued.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................      .50%
Next $1 billion.............................................      .45
Next $1 billion.............................................      .40
Over $3 billion.............................................      .35

    For the six months ended December 31, 2006, the Fund recognized expenses of approximately $17,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $38,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $1,043,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $307,528 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended December 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $72,400 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $40,800. Sales charges do not represent expenses of the Fund.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended December 31, 2006 and the year ended June 30, 2006, transactions were as follows:

                                            FOR THE                         FOR THE
                                        SIX MONTHS ENDED                   YEAR ENDED
                                       DECEMBER 31, 2006                 JUNE 30, 2006
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................    1,989,829    $  20,465,443      8,826,182    $  91,514,990
  Class B.......................      753,082        6,909,106      4,820,921       44,943,333
  Class C.......................       89,765          887,178        746,502        7,541,741
  Class I.......................      156,875        1,670,168        722,551        6,901,466
                                  -----------    -------------    -----------    -------------
Total Sales.....................    2,989,551    $  29,931,895     15,116,156    $ 150,901,530
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (10,919,139)   $(113,118,173)   (21,602,894)   $(219,732,089)
  Class B.......................   (1,295,072)     (12,742,468)    (3,471,354)     (34,600,317)
  Class C.......................     (317,792)      (3,020,886)      (326,167)      (3,227,878)
  Class I.......................       (9,122)         (95,374)      (662,751)      (6,961,741)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (12,541,125)   $(128,976,901)   (26,063,166)   $(264,522,025)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2006, the Fund received redemption fees of $37, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $279,916,256 and $367,277,605, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $305,500 and $29,100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 (UNAUDITED) continued

in its semi annual report on December 31, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN PACE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS, INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES, INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

                          Notice to Fund Shareholders

    As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

    On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

    In light of this decision by Judge Owen--as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds--plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

    All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than April 2, 2007, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

  Van Kampen Pace Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Pace Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Pace Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                  14, 114, 214
                                                                  PACEANR 2/07
    (VAN KAMPEN INVESTMENTS LOGO)                           RN07-00482P-Y12/06

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pace Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

By: /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 8, 2007